Income Tax - Summary of Net Deferred Tax Asset (Liability) (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Deferred Tax Assets (liabilities)
Unrealized gain/loss	$ 17,145
Foreign currency (OCI)	10,383
Intangible assets		$ 97,589
Depreciation	(296,736)	(222,171)
Non-capital losses available for future period	1,597,167	1,553,164
Deferred Tax Assets (liabilities)	1,300,431	1,428,582
Unrecognized deferred tax assets	$ (1,300,431)	$ (1,428,582)